Discontinuance of Operations, Held for Sale Operations and Asset Disposals	12 Months Ended
Dec. 31, 2012
Discontinuance of Operations, Held for Sale Operations and Asset Disposals [Abstract]
Discontinuance of Operations, Held for Sale Operations and Asset Disposals

18. Discontinuance of Operations, Held for Sale Operations and Asset Disposals

Strategic Decisions

As part of its ongoing strategic evaluation of operations, the Company made the decision to exit the Canadian cross-country pipeline construction market in April 2011 and made the decision to exit the electric and gas distribution market in the Northeast in December 2012 and sell the related businesses.

In connection with our decision to sell our electric and gas distribution business, we evaluated the recoverability of the business’s net assets and recorded an impairment charge of approximately $1,379 during the fourth quarter of 2012. The impairment charge was related to the continued decline in the operating performance and future outlook of the business, coupled with its challenging competitive landscape. The impairment charge is recorded in the line item “Loss from discontinued operations, net of provision (benefit) for income taxes” on the Consolidated Statements of Operations.

Nigeria Assets and Nigeria-Based Operations

Share Purchase Agreement, Litigation and Settlement

On March 29, 2012, the Company and Willbros Global Holdings, Inc., formerly known as Willbros Group, Inc., a Panama corporation (“WGHI”), which is now a subsidiary of the Company, entered into a settlement agreement (the “Settlement Agreement”) with WAPCo to settle a lawsuit filed against WGHI by WAPCo in 2010 under English law in the London High Court in which WAPCo was seeking $273,650 plus costs and interest. The lawsuit was based upon a parent company guarantee issued by WGHI to WAPCo in connection with a Nigerian project undertaken by a WGHI subsidiary that was later sold to a third party. WAPCo alleged that the third party defaulted in the performance of the project and thereafter brought the lawsuit against WGHI under the parent company guarantee for its claimed losses.

The Settlement Agreement provides that WGHI will make payments to WAPCo over a period of six years totaling $55,500. $14,000 was due in 2012 and has been paid timely as detailed below. $5,000 is due in 2013 and $7,500 is due in 2014. The remaining $29,000 was originally due over the period of 2015, 2016, and 2017. The Settlement Agreement also provides that the payments due in these latter years may be accelerated and become payable in whole or in part in the fourth quarter of 2014 in the event the Company achieves certain metrics (the “Acceleration Metrics”). The Company achieved one of the Acceleration Metrics during 2012 when it entered into an Amended and Restated Credit Agreement that increased its overall indebtedness by $60,000. As a result, the $29,000 that was originally due in years 2015, 2016 and 2017 has been accelerated and is now due in the fourth quarter of 2014.

The Company timely paid each of the $4,000 payments that became due on March 31, June 30 and September 30, 2012, as well as the $2,000 payment that became due on December 31, 2012.

WGI and WGHI are jointly and severally liable for payment of the amount due to WAPCo under the Settlement Agreement. WGHI and WGI are subject to a penalty rate of interest and collection efforts in the London court in the event they fail to meet any of the payments required by the Settlement Agreement. Under the Settlement Agreement, WGHI forgoes any right to pursue any third parties for indemnity related to the WAGP contract unless they assert a claim against WGHI.

The Company currently has no employees working in Nigeria and has no intention of returning to Nigeria.

Business Disposals

In the fourth quarter of 2011, the Company completed the sale of all assets and operations of InterCon, which was determined to be a non-strategic subsidiary within the Utility T&D segment. The Company received total compensation of $18,749 in cash and $250 in the form of an escrow deposit from the buyer, which was paid in full in the fourth quarter of 2012. As a result of this transaction, the Company recorded a loss on sale of $2,381 included in the line item “Loss from discontinued operations, net of provision (benefit) for income taxes” on the Consolidated Statements of Operations.

On January 7, 2013, the Company sold all of its shares of capital in Willbros Middle East Limited, which held the Company’s operations in Oman.

Results of Discontinued Operations

Condensed Statements of Operations of the Discontinued Operations for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31, 2012
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Revenue	$31,587	$—	$—	$—	$108,878	$75,446	$—	$215,911
Operating income (loss)	12,779	(58)	(4,274)	—	(20,825)	6,392	(239)	(6,225)
Pre-tax income (loss)	13,848	(58)	(4,274)	—	(20,685)	6,566	2,567	(2,036)
Provision for taxes	2,796	—	—	—	—	1,112	—	3,908

Net income (loss)	11,052	(58)	(4,274)	—	(20,685)	5,454	2,567	(5,944)

	Year Ended December 31, 2011
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Revenue	$136,036	$—	$—	$42,826	$164,842	$73,829	$—	$417,533
Operating income (loss)	(18,589)	(487)	(71,858)	(5,326)	(3,863)	11,204	—	(88,919)
Pre-tax income (loss)	(18,484)	(487)	(71,858)	(5,329)	(3,921)	11,289	—	(88,790)
Provision (benefit) for taxes	(6,548)	—	—	(1,069)	—	1,265	—	(6,352)

Net income (loss)	(11,936)	(487)	(71,858)	(4,260)	(3,921)	10,024	—	(82,438)

	Year Ended December 31, 2010
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Revenue	$36,164	$154	$—	$31,176	$48,074	$73,589	$—	$189,157
Operating income (loss)	(21,791)	(3,174)	(2,044)	1,422	(6,825)	13,536	(1)	(18,877)
Pre-tax income (loss)	(21,322)	(3,177)	(2,045)	1,484	(6,864)	13,633	(50)	(18,341)
Provision (benefit) for taxes	(5,655)	—	—	553	(3,864)	1,767	—	(7,199)

Net income (loss)	(15,667)	(3,177)	(2,045)	931	(3,000)	11,866	(50)	(11,142)

Condensed Balance Sheets of the Discontinued Operations are as follows:

	December 31, 2012
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Total assets	$—	$—	$—	$—	$62,804	$28,136	$—	$90,940
Total liabilities	—	—	41,500	—	15,384	10,790	—	67,674
Net assets (liabilities) of discontinued operations	—	—	(41,500)	—	47,420	17,346	—	23,266

	December 31, 2011
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Total assets	$27,917	$90	$—	$—	$61,279	$33,220	$1	$122,507
Total liabilities	11,782	(7)	57,715	—	16,209	11,909	—	97,608
Net assets (liabilities) of discontinued operations	16,135	97	(57,715)	—	45,070	21,311	1	24,899